Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class K | BlackRock GA Disciplined Volatility Equity Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	12.64%	17.56%	(12.27%)	17.18%	11.56%	19.70%	(6.10%)